Benefit Plans (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Maximum contribution by employees as a percentage of their compensation to defined benefit plan	up to 60% of their compensation
Maximum percentage of employee contributions	60.00%
Percentage of contribution made to defined benefit plan	50.00%
Component percent of first compensation contributed to defined benefit plan	6.00%
Company contributions to benefit plans	$ 1.4	$ 1.8	$ 1.7